SHAREHOLDERS' EQUITY (Schedule Of Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Volatility	67.00%	82.00%	83.00%
Risk-free interest rate	1.20%	0.69%	1.49%
Dividend yield	0.00%	0.00%	0.00%
Expected term	4 years 2 months 12 days	4 years 6 months	4 years 8 months 12 days
Non-employees [Member]
Schedule of Share-based Compensation Arrangements by Grantee [Line Items]
Volatility	67.00%	75.00%	78.00%
Risk-free interest rate	1.03%	0.66%	2.56%
Dividend yield	0.00%	0.00%	0.00%
Expected term	4 years 6 months	4 years 3 months 18 days	6 years